Subsequent events - Additional Details (Details) $ in Millions				12 Months Ended
	Feb. 15, 2022 USD ($)	Feb. 15, 2022 SFr / shares	Jan. 07, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Purchase of intangible assets				$ 480	$ 88	$ 123
Major purchases of assets | Ivantis, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary			100.00%
Upfront payment			$ 478
Purchase of intangible assets			449
Purchase of tangible assets			39
Assumed liabilities			10
Cash paid for the acquisition, net of cash acquired			$ 475
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (per share) | SFr / shares		SFr 0.20
Dividends declared, amount	$ 108